Net fee and commission income	6 Months Ended
Jun. 30, 2024
Net Fee And Commission Income [Abstract]
Net fee and commission income

	Half-year to 30 Jun 2024 £m	Half-year to 30 Jun 2023 £m	Half-year to 31 Dec 2023 £m

Fee and commission income:
Current accounts	314	310	314
Credit and debit card fees	631	617	647
Commercial banking and treasury fees	188	166	168
Unit trust and insurance broking	32	34	35
Factoring	35	39	36
Other fees and commissions	258	260	300
Total fee and commission income	1,458	1,426	1,500
Fee and commission expense	(568)	(539)	(556)
Net fee and commission income	890	887	944
Current account and credit and debit card fees principally arise in Retail; commercial banking, treasury and factoring fees arise in Commercial Banking; and unit trust and insurance broking fees arise in Insurance, Pensions and Investments.